Note 26 - Revenue from Contracts with Customers (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gains (Losses) on Sales of Other Real Estate	$ 309,077	$ 208,329	$ (160,682)
Other Noninterest Expenses [Member]
Gains (Losses) on Sales of Other Real Estate	41,000	(121,000)	(648,000)
Deposit Account [Member]
Revenue from Contract with Customer, Including Assessed Tax	4,373,854	4,466,997	4,307,214
Debit Card [Member]
Revenue from Contract with Customer, Including Assessed Tax	2,800,000	2,600,000	2,400,000
ATM Fees [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 352,000	$ 338,000	$ 307,000